ActivePassive International Equity ETF
Schedule of Investments
November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.66%
Automobiles & Components - 3.64%
BYD Co. Ltd. - ADR	5,242	$281,548
Dr Ing hc F Porsche AG - ADR	2,813	25,683
Honda Motor Co. Ltd. - ADR	45,340	1,390,124
Toyota Motor Corp. - ADR	7,482	1,419,934
Valeo SE - ADR	9,587	69,889
		3,187,178
Banks - 12.20%
Agricultural Bank of China Ltd. - ADR	2,620	23,999
Banco BBVA Argentina SA - ADR	11,263	62,960
Banco Bilbao Vizcaya Argentaria SA - ADR	85,073	790,327
Banco Bradesco SA - ADR	12	35
Banco de Chile - ADR	6,420	145,734
Banco Santander SA - ADR	136,084	559,305
Bank Central Asia Tbk PT - ADR	4,075	58,224
Bank Mandiri Persero Tbk PT - ADR	6,527	98,036
Bank of China Ltd. - ADR	7,331	67,079
Bank Rakyat Indonesia Persero Tbk PT - ADR	5,356	91,079
Barclays PLC - ADR	60,064	433,662
BNP Paribas SA - ADR	1,800	56,484
China Construction Bank Corp. - ADR	97,317	1,121,091
China Merchants Bank Co. Ltd. - ADR	138	2,405
Commonwealth Bank of Australia - ADR	8,455	580,943
HDFC Bank Ltd. - ADR	10,768	646,511
HSBC Holdings PLC - ADR	28,534	1,096,561
ICICI Bank Ltd. - ADR	4,903	108,700
Industrial & Commercial Bank of China Ltd. - ADR	8,393	79,650
ING Groep NV - ADR	48,019	676,107
KB Financial Group, Inc. - ADR	7,667	308,827
Lloyds Banking Group PLC - ADR	146,203	320,185
Mitsubishi UFJ Financial Group, Inc. - ADR	60,740	521,757
Mizuho Financial Group, Inc. - ADR	221,742	758,357
NatWest Group PLC - ADR (a)	52,302	279,816
Shinhan Financial Group Co. Ltd. - ADR	14,090	400,156
Sumitomo Mitsui Financial Group, Inc. - ADR	92,094	908,967
Swedbank AB - ADR	66	1,206
UniCredit SpA - ADR	17,930	243,131
United Overseas Bank Ltd. - ADR	1,992	81,393
Woori Financial Group, Inc. - ADR	5,886	178,405
		10,701,092
Capital Goods - 6.85%
Airbus SE - ADR	19,912	740,130
Alstom SA - ADR	134,519	160,750
Ashtead Group PLC - ADR	1,023	250,333
Assa Abloy AB - ADR	3,803	48,564
Daikin Industries Ltd. - ADR	14,992	223,980
Embraer SA - ADR (a)	6,509	113,842
FANUC Corp. - ADR	32,353	446,471
KION Group AG - ADR	20,002	181,218
Rolls-Royce Holdings PLC - ADR (a)	120,917	409,304
Sandvik AB - ADR	421	8,344
Schneider Electric SE - ADR	38,930	1,431,846
Siemens AG - ADR	20,033	1,682,773
SMC Corp. - ADR	314	7,922
Sociedad Quimica y Minera de Chile SA - ADR	1,183	59,434
Techtronic Industries Co. Ltd. - ADR	2,740	139,384
Vinci SA - ADR	3,368	102,825
		6,007,120
Commercial & Professional Services - 3.58%
RELX PLC - ADR	68,712	2,650,909
Rentokil Initial PLC - ADR	17,985	491,890
		3,142,799
Consumer Discretionary Distribution & Retail - 4.33%
Alibaba Group Holding Ltd. - ADR (a)	13,513	1,011,852
Fast Retailing Co. Ltd. - ADR	10,413	263,241
Industria de Diseno Textil SA - ADR	41,316	854,002
JD.com, Inc. - ADR	8,661	237,571
Jumia Technologies AG - ADR (a)	32,556	110,365
Kingfisher PLC - ADR	7,893	44,082
MINISO Group Holding Ltd. - ADR	1,420	35,969
MYT Netherlands Parent BV - ADR (a)	26,225	81,298
Pan Pacific International Holdings Corp. - ADR	13,015	280,864
PDD Holdings, Inc. - ADR (a)	4,668	688,250
Vipshop Holdings Ltd. - ADR (a)	12,056	193,258
		3,800,752
Consumer Durables & Apparel - 3.68%
Cie Financiere Richemont SA - ADR	7,125	88,920
Hermes International SCA - ADR	4,110	853,359
Kering SA - ADR	3,452	148,453
LVMH Moet Hennessy Louis Vuitton SE - ADR	8,145	1,236,330
Samsonite International SA - ADR (a)	11,008	160,674
Sony Group Corp. - ADR	8,624	741,233
		3,228,969
Consumer Services - 2.27%
Amadeus IT Group SA - ADR	1,598	109,287
Carnival PLC - ADR (a)	5,584	75,272
Compass Group PLC - ADR	16,701	423,538
GreenTree Hospitality Group Ltd. - ADR (a)	713	2,602
InterContinental Hotels Group PLC - ADR	4,508	354,103
Meituan - ADR (a)	8,012	185,558
Melco Resorts & Entertainment Ltd. - ADR (a)	1,667	11,636
New Oriental Education & Technology Group, Inc. - ADR (a)	2,055	167,236
Pearson PLC - ADR	23,027	272,870
TAL Education Group - ADR (a)	2,072	25,962
Trip.com Group Ltd. - ADR (a)	7,672	269,901
Yum China Holdings, Inc.	2,115	91,326
		1,989,291
Consumer Staples Distribution & Retail - 0.17%
Carrefour SA - ADR	29,236	111,681
Seven & i Holdings Co Ltd. - ADR	1,944	38,200
		149,881
Energy - 4.52%
BP PLC - ADR	24,522	889,903
Eni SpA - ADR	14,306	474,101
Equinor ASA - ADR	6,178	196,893
Petroleo Brasileiro SA - ADR	16,274	248,504
Shell PLC - ADR	17,954	1,181,372
Tenaris SA - ADR	2,713	94,060
TotalEnergies SE - ADR	9,956	677,506
Vista Energy SAB de CV - ADR (a)	1,073	33,081
Woodside Energy Group Ltd. - ADR	8,399	170,752
		3,966,172
Financial Services - 3.59%
Adyen NV - ADR (a)	16,883	196,518
AMTD IDEA Group - ADR (a)	21,548	38,786
CNFinance Holdings Ltd. - ADR (a)	952	2,047
Deutsche Bank AG	12,056	150,097
FinVolution Group - ADR	24,386	108,030
Futu Holdings Ltd. - ADR (a)	1,174	63,302
Jiayin Group, Inc. - ADR	8,258	42,446
LexinFintech Holdings Ltd. - ADR	21,795	38,795
London Stock Exchange Group PLC - ADR	8,330	238,071
Noah Holdings Ltd. - ADR	3	38
Nomura Holdings, Inc. - ADR	97,207	399,521
ORIX Corp. - ADR	9,521	870,600
Qifu Technology, Inc. - ADR	3,911	60,699
UBS Group AG	32,253	911,148
X Financial - ADR	4,170	17,931
Yiren Digital Ltd. - ADR (a)	2,943	8,329
		3,146,358
Food, Beverage & Tobacco - 6.18%
Anheuser-Busch InBev SA/NV - ADR	10,892	685,434
British American Tobacco PLC - ADR	22,768	726,072
Cia Cervecerias Unidas SA - ADR	2,794	34,227
Coca-Cola Femsa SAB de CV - ADR	3,586	303,555
Danone SA - ADR	17,308	223,619
Diageo PLC - ADR	4,204	590,956
Embotelladora Andina SA - ADR	6,505	79,231
Embotelladora Andina SA - ADR	4,554	65,714
Fomento Economico Mexicano SAB de CV - ADR	3,255	413,027
Kerry Group PLC - ADR	2,708	220,215
Nestle SA - ADR	16,130	1,837,529
Oatly Group AB - ADR (a)	29,411	26,764
Pernod Ricard SA - ADR	6,080	209,942
		5,416,285
Health Care Equipment & Services - 1.01%
EDAP TMS SA - ADR (a)	2,678	13,979
Fresenius Medical Care AG & Co KGaA - ADR	9,747	199,911
Koninklijke Philips NV - ADR (a)	18,606	379,935
Smith & Nephew PLC - ADR	2,358	61,190
Terumo Corp. - ADR	7,097	226,607
		881,622
Household & Personal Products - 3.69%
Haleon PLC - ADR	30,326	259,591
L'Oreal SA - ADR	15,469	1,455,323
Reckitt Benckiser Group PLC - ADR	19,543	266,176
Unicharm Corp. - ADR	21,335	135,477
Unilever PLC - ADR	23,428	1,117,516
		3,234,083
Insurance - 2.40%
Aegon Ltd. - ADR	16,886	92,704
AIA Group Ltd. - ADR	18,387	632,697
Allianz SE - ADR	24,848	622,194
AXA SA - ADR	4,679	146,200
Fanhua, Inc. - ADR (a)	1,766	11,514
Legal & General Group PLC - ADR	6,974	103,355
Ping An Insurance Group Co of China Ltd. - ADR	13,436	122,671
Prudential PLC - ADR	16,352	358,599
Zurich Insurance Group AG - ADR	313	15,631
		2,105,565
Materials - 5.86%
Air Liquide SA - ADR	10,282	387,631
Akzo Nobel NV - ADR	8,435	216,598
ArcelorMittal SA - ADR	20,555	517,780
BHP Group Ltd. - ADR	19,559	1,192,317
Cemex SAB de CV - ADR (a)	20,901	144,426
Croda International PLC - ADR	1,122	32,358
DRDGOLD Ltd. - ADR	5,283	49,238
Gold Fields Ltd. - ADR	2,723	41,635
Harmony Gold Mining Co Ltd. - ADR	11,872	74,081
IperionX Ltd. - ADR (a)	882	8,203
James Hardie Industries PLC - ADR (a)	14,072	452,415
POSCO Holdings, Inc. - ADR	2,243	209,048
Rio Tinto PLC - ADR	15,005	1,036,695
Sika AG - ADR	10,325	280,324
Suzano SA - ADR	9,944	107,992
Ternium SA - ADR	3,906	154,404
Vale SA - ADR	15,304	229,560
		5,134,705
Media & Entertainment - 3.68%
Baidu, Inc. - ADR (a)	1,888	224,030
Bilibili, Inc. - ADR (a)	1	11
Criteo SA - ADR (a)	8,549	213,041
Gravity Co. Ltd. - ADR (a)	1,148	83,827
Hello Group, Inc. - ADR	7,163	46,273
iQIYI, Inc. - ADR (a)	1,892	8,495
JOYY, Inc. - ADR	1,601	61,494
NetEase, Inc. - ADR	2,858	324,327
Sea Ltd. - ADR (a)	2,259	81,821
So-Young International, Inc. - ADR (a)	4,835	5,439
Tencent Holdings Ltd. - ADR	42,218	1,757,114
Tencent Music Entertainment Group - ADR (a)	7,464	63,519
Trivago NV - ADR	8,001	18,802
Weibo Corp. - ADR	556	5,621
WPP PLC - ADR	6,658	298,145
Yalla Group Ltd. - ADR (a)	5,291	31,799
		3,223,758
Pharmaceuticals, Biotechnology & Life Sciences - 11.83%
Abcam PLC - ADR (a)	5,603	134,304
Adaptimmune Therapeutics PLC - ADR (a)	18,563	9,282
Amarin Corp. PLC - ADR (a)	10,687	8,357
Ambrx Biopharma, Inc. (a)	2	23
Argenx SE - ADR (a)	178	80,209
AstraZeneca PLC - ADR	18,566	1,199,177
Avadel Pharmaceuticals PLC - ADR (a)	1,652	19,064
Barinthus Biotherapeutics PLC - ADR (a)	420	1,260
Bayer AG - ADR	6,717	57,229
BeiGene Ltd. - ADR (a)	237	44,305
BioLine RX Ltd. - ADR (a)	17,984	26,077
BioNTech SE - ADR (a)	822	82,537
Calliditas Therapeutics AB - ADR (a)	411	7,131
DBV Technologies SA - ADR (a)	10,875	8,048
Dr Reddy's Laboratories Ltd. - ADR	8,203	573,390
Evotec SE - ADR (a)	3,334	33,373
Galapagos NV - ADR (a)	1,827	68,385
Genetron Holdings Ltd. - ADR (a)	468	1,722
Genfit SA - ADR (a)	2,341	7,608
Genmab A/S - ADR (a)	13,855	437,957
Grifols SA - ADR (a)	7,268	70,427
GSK PLC - ADR	16,207	583,290
HUTCHMED China Ltd. - ADR (a)	2,811	54,196
Immutep Ltd. - ADR (a)	20,666	41,125
Innate Pharma SA - ADR (a)	7,627	18,305
Lonza Group AG - ADR	6,576	253,965
Mereo Biopharma Group PLC - ADR (a)	9,590	20,043
Mesoblast Ltd. - ADR (a)	7,810	10,622
MorphoSys AG - ADR (a)	4,713	32,237
Novartis AG - ADR	17,065	1,670,663
Novo Nordisk A/S - ADR	18,895	1,924,266
Olink Holding AB - ADR (a)	474	12,253
Roche Holding AG - ADR	27,839	937,896
Sanofi SA - ADR	17,697	827,335
Silence Therapeutics PLC - ADR (a)	1,105	14,221
Takeda Pharmaceutical Co. Ltd. - ADR	75,192	1,063,966
Teva Pharmaceutical Industries Ltd. - ADR (a)	3,591	35,264
Verona Pharma PLC - ADR (a)	473	6,395
		10,375,907
Real Estate Management & Development - 0.16%
IRSA Inversiones y Representaciones SA - ADR	6,964	61,840
KE Holdings, Inc. - ADR	4,876	77,675
		139,515
Semiconductors & Semiconductor Equipment - 6.35%
ASE Technology Holding Co. Ltd. - ADR	34,239	294,455
ASML Holding NV - ADR	1,996	1,364,785
ChipMOS Technologies, Inc. - ADR	1,171	30,224
Daqo New Energy Corp. - ADR (a)	1,640	38,802
Himax Technologies, Inc. - ADR	1,856	10,598
Infineon Technologies AG - ADR	1,053	40,751
JinkoSolar Holding Co Ltd. - ADR	139	4,365
STMicroelectronics NV - ADR	10,506	498,405
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	30,859	3,002,888
United Microelectronics Corp. - ADR	35,830	279,116
		5,564,389
Software & Services - 2.73%
AMTD Digital, Inc. - ADR (a)	8,616	38,514
Capgemini SE - ADR	5,707	234,100
Endava PLC - ADR (a)	2,104	137,265
Infosys Ltd. - ADR	978	17,164
Materialise NV - ADR (a)	4,233	26,795
Nice Ltd. - ADR (a)	1,158	219,731
Opera Ltd. - ADR	7,331	81,374
SAP SE - ADR	10,222	1,626,524
Xunlei Ltd. - ADR (a)	7,076	10,685
		2,392,152
Technology Hardware & Equipment - 1.66%
Logitech International SA	5,409	474,369
Murata Manufacturing Co Ltd. - ADR	43,810	425,176
Nano Dimension Ltd. - ADR (a)	36,413	83,750
Nokia Oyj - ADR	93,545	325,537
Telefonaktiebolaget LM Ericsson - ADR	29,773	145,590
		1,454,422
Telecommunication Services - 3.31%
Deutsche Telekom AG - ADR	9,600	230,208
KT Corp. - ADR	12,379	161,670
Nippon Telegraph & Telephone Corp. - ADR	18,656	545,314
Orange SA - ADR	55,870	667,646
SK Telecom Co. Ltd. - ADR	15,813	355,793
Telefonica Brasil SA - ADR	6,721	71,915
Telefonica SA - ADR	102,865	439,234
TIM SA/Brazil - ADR	979	17,260
Turkcell Iletisim Hizmetleri AS - ADR (a)	15,648	77,927
Vodafone Group PLC - ADR	36,586	331,469
		2,898,436
Transportation - 1.70%
Aena SME SA - ADR	8,597	149,158
Canadian Pacific Kansas City Ltd.	1,597	114,984
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,586	113,589
Grupo Aeroportuario del Sureste SAB de CV - ADR	462	108,783
Ryanair Holdings PLC - ADR (a)	7,240	855,912
ZTO Express Cayman, Inc. - ADR	6,511	145,326
		1,487,752
Utilities - 2.28%
Cia Energetica de Minas Gerais - ADR	10,511	34,266
Cia Paranaense de Energia - ADR	4,011	38,506
Empresa Distribuidora Y Comercializadora Norte - ADR (a)	1,006	16,156
Enel Chile SA - ADR	49,107	159,598
Enel SpA - ADR	35,641	249,665
Iberdrola SA - ADR	1,781	88,177
National Grid PLC - ADR	19,494	1,286,799
RWE AG - ADR	3,014	129,180
		2,002,347
TOTAL COMMON STOCKS (Cost $83,362,103)		85,630,550

PREFERRED STOCKS - 0.83%
Banks - 0.24%
Banco Bradesco SA - ADR (b)	18,803	62,614
Bancolombia SA - ADR (b)	4,658	128,514
Itau Unibanco Holding SA - ADR (b)	2,510	16,064
		207,192
Energy - 0.36%
Petroleo Brasileiro SA - ADR (b)	22,147	322,240
Materials - 0.16%
Gerdau SA - ADR (b)	30,551	136,257
Utilities - 0.07%
Cia Energetica de Minas Gerais - ADR (b)	29,620	65,460
TOTAL PREFERRED STOCKS (Cost $648,152)		731,149

MONEY MARKET FUNDS - 1.27%
First American Government Obligations Fund, Class X, 5.285% (c)	1,117,553	1,117,553
TOTAL MONEY MARKET FUNDS (Cost $1,117,553)		1,117,553

Total Investments (Cost $85,127,808) - 99.77%		87,479,252
Other Assets in Excess of Liabilities - 0.23%		200,924
TOTAL NET ASSETS - 100.00%		$87,680,176

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Perpetual preferred stock with no stated maturity.
(c)	The rate shown represents the seven day yield at November 30, 2023.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at November 30, 2023

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2023.

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$85,469,876	$160,674	$-	$85,630,550
Preferred Stocks*	731,149	-	-	731,149
Total Equity	86,201,025	160,674	-	86,361,699
Money Market Funds	1,117,553	-	-	1,117,553
Total Investments in Securities	$87,318,578	$160,674	$-	$87,479,252

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended November 30, 2023.